Investment Instruments - Detail of Investment Instruments Measured at FVOCI (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	$ 3,970,899	$ 3,598,890
Financial instruments at amortized cost	111,542	115,658
Debt And Equity Instrument [Member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	3,970,899	3,598,890
Financial instruments at amortized cost	111,542	115,658
Total	4,082,441	3,714,548
Equity Instrument [Member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	10,795	10,676
Total	10,795	10,676
IFRS9 [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	3,960,104	3,588,214
Financial instruments at amortized cost	111,542	115,658
Total	4,071,646	3,703,872
IFRS9 [member] | Debt Instrument [Member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	3,960,104	3,588,214
Financial instruments at amortized cost	111,542	115,658
Total	$ 4,071,646	$ 3,703,872